CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Allowance for credit losses	$ 89,130	$ 43,734
Class A
Ordinary shares, par value	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized	13,750,000,000	13,750,000,000
Ordinary shares, shares issued	4,591,030,991	4,591,030,991
Ordinary shares, shares outstanding	4,591,030,991	4,591,030,991
Class B
Ordinary shares, par value	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized	250,000,000	250,000,000
Ordinary shares, shares issued	246,224,465	246,224,465
Ordinary shares, shares outstanding	246,224,465	246,224,465